+for

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 99.2%

Collateralized Mortgage Obligations — 8.6%

Mortgage Securities — 8.6%
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 5.106%, (1-Month LIBOR + 0.60%), due 5/25/35(a)	$47,879	$37,138
Connecticut Avenue Securities Trust 2019-HRP1
Series 2019-HRP1 M2, 6.656%, (1-Month LIBOR + 2.15%), due 11/25/39(a)	583,950	579,228
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02 2M2, 6.506%, (1-Month LIBOR + 2.00%), due 1/25/40(a)	222,091	221,309
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 7.410%, (SOFR30A + 3.10%), due 10/25/41(a)	300,000	286,968
Series 2021-R01 1M2, 5.860%, (SOFR30A + 1.55%), due 10/25/41(a)	409,445	403,196
Connecticut Avenue Securities Trust 2022-R04
Series 2022-R04 1M2, 7.410%, (SOFR30A + 3.10%), due 3/25/42(a)	95,000	95,354
Fannie Mae Connecticut Avenue Securities
Series 2016-C01 1M2, 11.256%, (1-Month LIBOR + 6.75%), due 8/25/28(a)	49,313	52,605
Series 2017-C01 1B1, 10.256%, (1-Month LIBOR + 5.75%), due 7/25/29(a)	135,000	147,890
Series 2017-C02 2M2C, 8.156%, (1-Month LIBOR + 3.65%), due 9/25/29(a)	245,000	253,404
Series 2017-C03 1B1, 9.356%, (1-Month LIBOR + 4.85%), due 10/25/29(a)	510,000	543,543
Series 2017-C05 1B1, 8.106%, (1-Month LIBOR + 3.60%), due 1/25/30(a)	375,000	383,959
Series 2017-C07 1B1, 8.506%, (1-Month LIBOR + 4.00%), due 5/25/30(a)	560,000	579,586
Series 2018-C01 1B1, 8.056%, (1-Month LIBOR + 3.55%), due 7/25/30(a)	1,240,000	1,272,035
Series 2018-C05 1B1, 8.756%, (1-Month LIBOR + 4.25%), due 1/25/31(a)	625,000	646,861
Series 2021-R02 2M2, 6.310%, (SOFR30A + 2.00%), due 11/25/41(a)	203,045	192,141
Fannie Mae Interest Strip
Series 2022-427 C77, 2.500%, due 9/25/51(b)	2,162,484	316,817
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 B1, 7.006%, (1-Month LIBOR + 2.50%), due 2/25/50(a)	610,000	583,351
Series 2020-DNA2 M2, 6.356%, (1-Month LIBOR + 1.85%), due 2/25/50(a)	52,598	52,486
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 B1, 7.310%, (SOFR30A + 3.00%), due 12/25/50(a)	425,000	409,221
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 7.360%, (SOFR30A + 3.05%), due 1/25/34(a)	785,000	747,734
Series 2021-DNA5 M2, 5.960%, (SOFR30A + 1.65%), due 1/25/34(a)	45,111	44,633
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 7.710%, (SOFR30A + 3.40%), due 10/25/41(a)	425,000	405,875
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2021-HQA1 B1, 7.310%, (SOFR30A + 3.00%), due 8/25/33(a)	980,000	847,837
Series 2021-HQA1 M2, 6.560%, (SOFR30A + 2.25%), due 8/25/33(a)	795,000	772,993
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 7.460%, (SOFR30A + 3.15%), due 12/25/33(a)	630,000	546,525
Series 2021-HQA2 M2, 6.360%, (SOFR30A + 2.05%), due 12/25/33(a)	575,000	549,865
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 7.660%, (SOFR30A + 3.35%), due 9/25/41(a)	945,000	849,544
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 7.710%, (SOFR30A + 3.40%), due 1/25/42(a)	410,000	384,430
Series 2022-DNA1 M1B, 6.160%, (SOFR30A + 1.85%), due 1/25/42(a)	155,000	150,122
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 6.710%, (SOFR30A + 2.40%), due 2/25/42(a)	425,000	417,328
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 7.210%, (SOFR30A + 2.90%), due 4/25/42(a)	870,000	872,843
Freddie Mac STACR Trust 2018-DNA2
Series 2018-DNA2 B1, 8.206%, (1-Month LIBOR + 3.70%), due 12/25/30(a)	585,000	597,175
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1 B1, 9.156%, (1-Month LIBOR + 4.65%), due 1/25/49(a)	595,000	631,431
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 8.856%, (1-Month LIBOR + 4.35%), due 3/25/49(a)	755,000	788,809
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-DNA1 B1, 7.656%, (1-Month LIBOR + 3.15%), due 7/25/30(a)	505,000	508,170
Series 2018-HQA1 M2, 6.806%, (1-Month LIBOR + 2.30%), due 9/25/30(a)	384,305	387,184
Series 2021-DNA2 B1, 7.710%, (SOFR30A + 3.40%), due 8/25/33(a)	435,000	414,368
Series 2021-DNA2 M2, 6.610%, (SOFR30A + 2.30%), due 8/25/33(a)	455,000	456,993
Government National Mortgage Association
Series 2020-34 SC, 1.564%, (1-Month LIBOR + 6.05%), due 3/20/50(a)(b)	1,142,083	123,725
Series 2020-97 HB, 1.000%, due 7/20/50	336,173	262,829
Series 2021-122 HS, 1.814%, (1-Month LIBOR + 6.30%), due 7/20/51(a)(b)	1,035,904	142,666
Series 2022-83 IO, 2.500%, due 11/20/51(b)	1,013,202	134,833
Series 2023-1 HD, 3.500%, due 1/20/52	1,015,000	950,377
Series 2023-1 MA, 3.500%, due 5/20/50	845,000	801,858

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 4.910%, (1-Month LIBOR + 0.44%), due 5/19/35(a)	$68,391	$62,695
Master Alternative Loan Trust 2005-5
Series 2005-5 3A1, 5.750%, due 8/25/35	535,292	288,746
NewRez Warehouse Securitization Trust 2021-1
Series 2021-1 A, 5.256%, (1-Month LIBOR + 0.75%), due 5/25/55(a)	450,000	444,233
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a),(c)	352,328	336,107
OBX 2022-J1 Trust
Series 2022-J1 A14, 2.500%, due 2/25/52(a),(c)	246,580	198,449
STACR Trust 2018-HRP2
Series 2018-HRP2 B1, 8.706%, (1-Month LIBOR + 4.20%), due 2/25/47(a)	560,000	578,823
Series 2018-HRP2 M3, 6.906%, (1-Month LIBOR + 2.40%), due 2/25/47(a)	160,390	161,191
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 5.386%, (1-Month LIBOR + 0.88%), due 11/25/34(a)	57,001	51,697
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 3.475%, (12MTA + 1.05%), due 8/25/46(a)	63,934	51,775
		22,020,955
Total Collateralized Mortgage Obligations
(Cost $21,761,125)		22,020,955

Commercial Asset-Backed Securities — 8.0%

Asset Backed Securities — 8.0%
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	615,000	575,912
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	75,000	70,532
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	660,000	612,420
AMSR 2020-SFR1 Trust
Series 2020-SFR1 A, 1.819%, due 4/17/37	579,444	538,491
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	598,993
AMSR 2020-SFR4 Trust
Series 2020-SFR4 A, 1.355%, due 11/17/37	690,000	627,285
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	500,000	457,065
Series 2021-1A A, 1.380%, due 8/20/27	100,000	88,749
Series 2021-1A B, 1.630%, due 8/20/27	315,000	273,797
CarMax Auto Owner Trust 2021-4
Series 2021-4 A4, 0.820%, due 4/15/27	330,000	297,915
Carmax Auto Owner Trust 2022-3
Series 2022-3 A3, 3.970%, due 4/15/27	550,000	542,349
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	551,469	468,792
Series 2020-1 B1, 2.280%, due 7/15/60	848,356	754,780
Series 2020-1 B2, 2.600%, due 7/15/60	514,429	431,031
Series 2021-1A A1, 1.530%, due 3/15/61	255,325	225,037
Series 2021-1A B1, 1.980%, due 3/15/61	269,510	231,572
CPS Auto Receivables Trust 2019-C
Series 2019-C E, 4.300%, due 7/15/25	500,000	495,225
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	504,852
CPS Auto Receivables Trust 2021-C
Series 2021-C E, 3.210%, due 9/15/28	410,000	356,993
DB Master Finance LLC
Series 2019-1A A23, 4.352%, due 5/20/49	111,263	106,236
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	475,000	447,338
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	85,000	79,527
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	465,000	464,708
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	555,000	508,057
FirstKey Homes 2020-SFR1 Trust
Series 2020-SFR1 A, 1.339%, due 8/17/37	537,596	490,834
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	247,048	224,549
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	88,785
FirstKey Homes 2021-SFR2 Trust
Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	88,169
Flagship Credit Auto Trust 2020-4
Series 2020-4 C, 1.280%, due 2/16/27	100,000	95,766
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	266,226
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	90,862
Ford Credit Floorplan Master Owner Trust A
Series 2018-4 A, 4.060%, due 11/15/30	560,000	544,274
Gls Auto Receivables Issuer Trust 2019-3
Series 2019-3A D, 3.840%, due 5/15/26	390,000	380,837
Gls Auto Receivables Issuer Trust 2019-4
Series 2019-4A D, 4.090%, due 8/17/26	530,000	515,063
Gls Auto Receivables Issuer Trust 2020-1
Series 2020-1A D, 3.680%, due 11/16/26	350,000	336,476
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-2A D, 1.420%, due 4/15/27	430,000	396,384
GLS Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	615,000	558,410
GLS Auto Receivables Issuer Trust 2021-4
Series 2021-4A C, 1.940%, due 10/15/27	550,000	513,335
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	500,000	442,219
Series 2021-2A B, 2.120%, due 12/27/27	205,000	180,282
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	597,036
Home Partners of America 2019-1 Trust
Series 2019-1 A, 2.908%, due 9/17/39	400,185	367,442
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	97,058	84,828

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Hyundai Auto Receivables Trust 2021-A
Series 2021-A C, 1.330%, due 11/15/27	$540,000	$487,834
Mosaic Solar Loan Trust 2020-1
Series 2020-1A A, 2.100%, due 4/20/46	858,832	754,319
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	73,441
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	100,000	67,988
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	478,977
PFS Financing Corp.
Series 2022-D A, 4.270%, due 8/15/27	335,000	331,404
Progress Residential 2020-SFR3 Trust
Series 2020-SFR3 A, 1.294%, due 10/17/27	99,588	90,383
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	335,000	328,852
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	555,000	520,335
Santander Drive Auto Receivables Trust 2022-2
Series 2022-2 B, 3.440%, due 9/15/27	440,000	427,954
Santander Revolving Auto Loan Trust 2019-A
Series 2019-A A, 2.510%, due 1/26/32	550,000	525,131
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	287,100	231,757
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	269,450	241,677
		20,579,485
Total Commercial Asset-Backed Securities
(Cost $21,179,250)		20,579,485

Commercial Mortgage-Backed Securities — 7.3%

Mortgage Securities — 7.3%
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Series 2021-MF2 A5, 2.513%, due 6/15/54	100,000	84,033
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-MF3 A5, 2.575%, due 10/15/54	100,000	84,051
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 7.479%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	95,066
Series 2022-DKLX E, 8.606%, (TSFR1M + 4.13%), due 1/15/39(a)	305,000	289,269
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 4.851%, (1-Month LIBOR + 0.35%), due 12/25/36(a)	59,741	55,716
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA A, 6.248%, (TSFR1M + 1.77%), due 5/15/39(a)	370,000	366,087
BX 2021-MFM1
Series 2021-MFM1 A, 5.159%, (1-Month LIBOR + 0.70%), due 1/15/34(a)	630,000	616,981
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT B, 5.710%, (1-Month LIBOR + 1.25%), due 11/15/38(a)	360,000	350,651
Series 2021-ACNT D, 6.310%, (1-Month LIBOR + 1.85%), due 11/15/38(a)	740,000	716,038
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 5.559%, (1-Month LIBOR + 1.10%), due 9/15/36(a)	295,000	282,908
Series 2021-VOLT D, 6.109%, (1-Month LIBOR + 1.65%), due 9/15/36(a)	260,000	249,831
Series 2021-VOLT E, 6.459%, (1-Month LIBOR + 2.00%), due 9/15/36(a)	200,000	192,240
BX Trust 2018-BILT
Series 2018-BILT A, 5.259%, (1-Month LIBOR + 0.80%), due 5/15/30(a)	630,000	618,930
BX Trust 2021-ARIA
Series 2021-ARIA E, 6.704%, (1-Month LIBOR + 2.24%), due 10/15/36(a)	320,000	298,375
BX Trust 2021-LBA
Series 2021-LBA AJV, 5.260%, (1-Month LIBOR + 0.80%), due 2/15/36(a)	160,000	154,851
BX Trust 2021-RISE
Series 2021-RISE B, 5.709%, (1-Month LIBOR + 1.25%), due 11/15/36(a)	320,000	314,498
Series 2021-RISE C, 5.909%, (1-Month LIBOR + 1.45%), due 11/15/36(a)	342,000	329,921
BX Trust 2022-PSB
Series 2022-PSB D, 9.171%, (TSFR1M + 4.69%), due 8/15/39(a)	158,170	158,961
Bx Trust 2023-Life
Series 2023-LIFE A, 5.045%, due 2/15/28	255,000	255,000
Series 2023-LIFE B, 5.391%, due 2/15/28	260,000	260,000
BXHPP Trust 2021-FILM
Series 2021-FILM B, 5.359%, (1-Month LIBOR + 0.90%), due 8/15/36(a)	615,000	574,203
Series 2021-FILM C, 5.559%, (1-Month LIBOR + 1.10%), due 8/15/36(a)	345,000	319,591
Citigroup Commercial Mortgage Trust 2013-Gc17
Series 2013-GC17 A4, 4.131%, due 11/10/46	428,000	422,475
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a),(c)	395,000	371,117
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	185,000	170,200
COMM 2020-SBX Mortgage Trust
Series 2020-SBX A, 1.670%, due 1/10/38	545,000	489,751
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	96,615
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	649,633
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 5.610%, (1-Month LIBOR + 1.15%), due 10/15/43(a)	425,000	406,906

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Extended Stay America Trust 2021-ESH
Series 2021-ESH B, 5.839%, (1-Month LIBOR + 1.38%), due 7/15/38(a)	$302,620	$295,800
Series 2021-ESH D, 6.709%, (1-Month LIBOR + 2.25%), due 7/15/38(a)	292,858	285,342
Fremf 2016-K55 Mortgage Trust
Series 2016-K55 B, 4.167%, due 4/25/49(a),(c)	150,000	144,890
Fremf 2016-K58 Mortgage Trust
Series 2016-K58 C, 3.738%, due 9/25/49(a),(c)	200,000	187,478
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a),(c)	505,000	473,476
Fremf 2018-K84 Mortgage Trust
Series 2018-K84 C, 4.185%, due 10/25/28(a),(c)	200,000	186,844
Fremf 2019-K97 Mortgage Trust
Series 2019-K97 B, 3.767%, due 9/25/51(a),(c)	315,000	290,093
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.645%, due 10/25/52(a),(c)	200,000	181,996
Hawaii Hotel Trust 2019-MAUI
Series 2019-MAUI A, 5.609%, (1-Month LIBOR + 1.15%), due 5/15/38(a)	240,000	235,790
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	615,000	552,248
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
Series 2019-OSB A, 3.397%, due 6/5/39	775,000	692,903
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	329,319
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	400,000	351,071
Series 2020-1MW D, 2.335%, due 9/10/39(a),(c)	260,000	214,304
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 7.756%, (1-Month LIBOR + 3.25%), due 10/25/49(a)	867,596	821,195
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 8.256%, (1-Month LIBOR + 3.75%), due 3/25/50(a)	385,000	363,341
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	1,180,000	999,886
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	1,689,000	1,412,152
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-C6 B, 3.875%, due 4/10/46(a),(c)	695,000	687,309
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	96,650
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a),(c)	100,000	91,356
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	480,648
		18,647,989
Total Commercial Mortgage-Backed Securities
(Cost $18,964,271)		18,647,989

Corporate Bonds — 27.9%

Airlines — 1.2%
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1B, 3.850%, due 2/15/28	373,640	330,523
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1B, 3.950%, due 7/11/30	281,725	237,307
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	325,001	321,121
4.750%, due 10/20/28	610,000	594,330
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, AA2.750%, due 5/15/32	839,902	704,586
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	436,500	441,000
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	403,675	408,473
		3,037,340
Auto Manufacturers — 2.1%
American Honda Finance Corp.
4.700%, due 1/12/28	1,175,000	1,186,548
Ford Motor Co.
4.750%, due 1/15/43	45,000	35,128
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,190,000	1,097,513
6.950%, due 3/6/26	435,000	444,822
General Motors Co.
5.200%, due 4/1/45	205,000	179,071
5.600%, due 10/15/32	165,000	163,004
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	511,297
4.300%, due 4/6/29	475,000	444,123
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	315,184
1.850%, due 9/16/26	995,000	859,464
		5,236,154
Banks — 8.7%
Bank of America Corp.
2.496%, (3-Month LIBOR + 0.99%), due 2/13/31(a)	80,000	68,050
2.572%, (SOFR + 1.21%), due 10/20/32(a)	940,000	777,236
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	371,471
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	149,933
3.419%, (3-Month LIBOR + 1.04%), due 12/20/28(a)	555,000	519,083
3.974%, (3-Month LIBOR + 1.21%), due 2/7/30(a)	245,000	231,706
5.080%, (SOFR + 1.29%), due 1/20/27(a)	775,000	777,848

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Bank of New York Mellon Corp. (The)
4.414%, (SOFR + 1.35%), due 7/24/26(a)	$925,000	$918,609
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	825,000	675,382
3.980%, (3-Month LIBOR + 1.34%), due 3/20/30(a)	90,000	84,638
4.125%, due 7/25/28	710,000	681,090
5.300%, due 5/6/44	60,000	58,967
5.498%, (SOFR + 1.28%), due 2/24/28(a)	225,000	222,648
Series W, 4.000%, (5 Year US CMT T-Note + 3.60%), due 3/10/71(a)	70,000	64,760
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/71(a)	235,000	209,150
Citizens Bank NA/Providence RI
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	806,539
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	257,102
Series G, 4.000%, (5 Year US CMT T-Note + 3.22%), due 10/6/71(a)	250,000	216,606
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	849,864
First Horizon Bank
5.750%, due 5/1/30	666,000	674,719
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%), due 10/21/27(a)	800,000	716,104
3.102%, (SOFR + 1.41%), due 2/24/33(a)	845,000	724,133
3.500%, due 11/16/26	340,000	326,570
Series V, 4.125%, (5 Year US CMT T-Note + 2.95%), due 5/10/71(a)	185,000	164,554
Huntington National Bank (The)
5.650%, due 1/10/30	910,000	946,832
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	845,000	757,664
4.323%, (SOFR + 1.56%), due 4/26/28(a)	640,000	627,269
4.912%, (SOFR + 2.08%), due 7/25/33(a)	500,000	498,169
5.382%, (SOFR + 1.18%), due 2/24/28(a)	220,000	217,779
Keybank NA/Cleveland Oh
5.850%, due 11/15/27	985,000	1,032,219
Keybank NA/Cleveland OH
4.150%, due 8/8/25	485,000	479,427
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	922,446
2.511%, (SOFR + 1.20%), due 10/20/32(a)	950,000	784,564
2.630%, (SOFR + 0.94%), due 2/18/26(a)	225,000	213,807
5.123%, (SOFR + 1.73%), due 2/1/29(a)(d)	530,000	535,907
Series G, 4.431%, (3-Month LIBOR + 1.63%), due 1/23/30(a)	510,000	496,986
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	355,046
SVB Financial Group
3.125%, due 6/5/30	440,000	377,714
Series C, 4.000%, (5 Year US CMT T-Note + 3.20%), due 8/15/71(a)	300,000	240,186
Synchrony Bank
5.400%, due 8/22/25	715,000	712,125
Texas Capital Bancshares, Inc.
4.000%, (5 Year US CMT T-Note + 3.15%), due 5/6/31(a)	240,000	218,500
US Bancorp
4.548%, (SOFR + 1.66%), due 7/22/28(a)(d)	720,000	718,919
5.727%, (SOFR + 1.43%), due 10/21/26(a)	440,000	452,094
Wells Fargo & Co.
3.350%, (SOFR + 1.50%), due 3/2/33(a)	930,000	820,076
		21,954,491
Building Materials — 0.1%
Carrier Global Corp.
2.722%, due 2/15/30	430,000	375,606
Owens Corning
4.400%, due 1/30/48	85,000	72,876
		448,482
Chemicals — 0.3%
Huntsman International LLC
4.500%, due 5/1/29	655,000	614,196
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	316,561
		930,757
Commercial Services — 0.3%
Service Corp. International
3.375%, due 8/15/30	390,000	327,733
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	488,438
		816,171
Computers — 0.9%
Apple, Inc.
2.700%, due 8/5/51	560,000	398,157
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	468,020
4.900%, due 10/1/26	480,000	477,305
5.300%, due 10/1/29	490,000	494,655
5.450%, due 6/15/23	28,000	28,034
5.750%, due 2/1/33(d)	355,000	354,721
		2,220,892
Consumer Discretionary — 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25	230,000	228,410

Diversified Financial Services — 1.2%
Air Lease Corp.
3.250%, due 3/1/25	460,000	441,174
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/71(a)	420,000	344,400
Ally Financial, Inc.
8.000%, due 11/1/31	415,000	457,059
Series C, 4.700%, (7 Year US CMT T-Note + 3.48%), due 8/15/71(a)	520,000	399,100
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	587,080
Capital One Financial Corp.
5.247%, (SOFR + 2.60%), due 7/26/30(a)	290,000	285,177
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	347,886
4.000%, due 9/15/30	245,000	195,373
		3,057,249
Electric — 3.2%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	415,186
4.700%, due 5/15/32	250,000	249,005
5.250%, due 5/15/52	375,000	382,666
Arizona Public Service Co.
6.350%, due 12/15/32	665,000	726,435
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	522,749

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Commonwealth Edison Co.
5.300%, due 2/1/53	$445,000	$474,174
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	85,000	76,704
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/71(a)	510,000	453,436
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	393,448
National Rural Utilities Cooperative Finance Corp.
5.800%, due 1/15/33	460,000	496,013
Nevada Power Co.
Series GG, 5.900%, due 5/1/53	345,000	393,970
NSTAR Electric Co.
4.950%, due 9/15/52	340,000	348,331
PPL Electric Utilities Corp.
3.950%, due 6/1/47	215,000	188,582
Public Service Electric And Gas Co.
4.900%, due 12/15/32	1,000,000	1,039,975
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	493,246
Southern California Edison Co.
5.950%, due 11/1/32	605,000	658,549
Virginia Electric and Power Co.
Series C, 4.625%, due 5/15/52	500,000	469,414
		7,781,883
Environmental Control — 0.8%
Clean Harbors, Inc.
4.875%, due 7/15/27	290,000	279,786
6.375%, due 2/1/31	340,000	346,358
Covanta Holding Corp.
4.875%, due 12/1/29	801,000	699,874
Waste Connections, Inc.
2.200%, due 1/15/32	885,000	733,637
		2,059,655
Food — 1.2%
General Mills, Inc.
5.241%, due 11/18/25	980,000	985,133
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	515,000	500,451
5.750%, due 4/1/33	790,000	774,642
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	29,226
5.000%, due 7/15/35	324,000	324,541
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	133,977
4.250%, due 2/1/27	265,000	248,153
		2,996,123
Gas — 0.4%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	737,276
Southern California Gas Co.
6.350%, due 11/15/52	200,000	233,861
		971,137
Home Builders — 0.4%
Lennar Corp.
4.750%, due 11/29/27	590,000	581,993
Toll Brothers Finance Corp.
3.800%, due 11/1/29	570,000	512,030
		1,094,023
Insurance — 0.3%
Athene Global Funding
2.500%, due 3/24/28	155,000	134,895
Hartford Financial Services Group, Inc. (The)
Series ICON, 6.731%, (3-Month LIBOR + 2.13%), due 2/12/47(a)	50,000	42,762
Lincoln National Corp.
7.007%, (3-Month LIBOR + 2.36%), due 5/17/66(a)	50,000	40,012
Protective Life Corp.
8.450%, due 10/15/39	138,000	173,973
Prudential Financial, Inc.
5.125%, (5 Year US CMT T-Note + 3.16%), due 3/1/52(a)	320,000	298,528
Willis North America, Inc.
2.950%, due 9/15/29	80,000	70,791
		760,961
Internet — 0.2%
Expedia Group, Inc.
3.250%, due 2/15/30	520,000	457,117
VeriSign, Inc.
4.750%, due 7/15/27	50,000	49,566
		506,683
Lodging — 0.2%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	665,000	631,979

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	825,000	548,096
DISH DBS Corp.
5.750%, due 12/1/28	415,000	339,546
Fox Corp.
5.576%, due 1/25/49	375,000	362,542
Match Group Holdings II LLC
3.625%, due 10/1/31	450,000	361,125
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	498,635
		2,109,944
Mining — 0.1%
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	225,000	218,588

Office/Business Equipment — 0.0%(e)
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	43,310

Packaging & Containers — 0.6%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	735,370
Sealed Air Corp.
5.125%, due 12/1/24	205,000	203,462
6.125%, due 2/1/28	500,000	504,450
		1,443,282
Pharmaceuticals — 0.0%(e)
Becton Dickinson and Co.
4.669%, due 6/6/47	75,000	70,777
CVS Health Corp.
4.780%, due 3/25/38	65,000	62,218

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pharmaceuticals (continued)
CVS Pass-Through Trust
5.926%, due 1/10/34	$132,057	$132,228
		265,223
REITS — 2.2%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	840,000	760,858
American Homes 4 Rent LP
2.375%, due 7/15/31	1,115,000	910,037
American Tower Corp.
3.375%, due 5/15/24	445,000	435,396
Digital Realty Trust LP
3.600%, due 7/1/29	995,000	914,438
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	454,020
Iron Mountain, Inc.
4.875%, due 9/15/29	205,000	185,143
5.250%, due 7/15/30	280,000	253,383
Office Properties Income Trust
2.400%, due 2/1/27	470,000	361,309
4.500%, due 2/1/25	155,000	144,205
ProLogis LP
2.875%, due 11/15/29	430,000	386,671
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	47,484
4.375%, due 1/15/27	680,000	610,300
		5,463,244
Retail — 0.8%
AutoNation, Inc.
4.750%, due 6/1/30	515,000	483,174
Bath & Body Works, Inc.
9.375%, due 7/1/25	121,000	129,510
Lowe's Cos., Inc.
1.700%, due 9/15/28	540,000	465,482
Nordstrom, Inc.
4.250%, due 8/1/31	455,000	341,664
QVC, Inc.
4.375%, due 9/1/28	390,000	251,541
Starbucks Corp.
4.450%, due 8/15/49	300,000	274,162
Victoria's Secret & Co.
4.625%, due 7/15/29	170,000	141,226
		2,086,759
Semiconductors — 0.2%
Broadcom, Inc.
5.000%, due 4/15/30	565,000	558,824

Software — 0.5%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	289,595
Fidelity National Information Services, Inc.
5.100%, due 7/15/32	715,000	716,917
MSCI, Inc.
3.250%, due 8/15/33	360,000	295,200
		1,301,712
Telecommunications — 0.8%
AT&T, Inc.
3.500%, due 9/15/53	980,000	723,187
Level 3 Financing, Inc.
3.750%, due 7/15/29	50,000	36,552
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	345,938	343,178
T-Mobile USA, Inc.
2.625%, due 2/15/29	580,000	506,920
Verizon Communications, Inc.
4.016%, due 12/3/29	435,000	417,064
		2,026,901
Transportation — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	343,364
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53	535,000	510,097
		853,461
Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	460,000	349,173

Total Corporate Bonds
(Cost $73,445,286)		71,452,811

Foreign Bonds — 11.4%

Airlines — 0.1%
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1A, A2.900%, due 3/15/35	403,449	331,845

Auto Manufacturers — 0.2%
BMW US Capital LLC, (Germany)
3.450%, due 4/1/27	655,000	630,426

Banks — 8.5%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	395,406
5.294%, due 8/18/27	600,000	602,401
Bank of Montreal, (Canada)
3.700%, due 6/7/25	380,000	371,028
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/71(a)	585,000	475,505
5.200%, due 5/12/26	750,000	746,981
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/71(a)	320,000	321,328
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	600,000	520,730
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/71(a)	465,000	406,875
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/71(a)	240,000	196,322
5.125%, (1 Year US CMT T-Note + 1.45%), due 1/13/29(a)	650,000	654,961
7.750%, (5 Year US CMT T-Note + 4.90%), due 2/16/71(a)	220,000	227,700
Bpce SA, (France)
5.125%, due 1/18/28	775,000	780,233
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,079,500
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	449,994

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Banks (continued)
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	$870,000	$824,940
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/71(a)	560,000	476,224
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	435,000	328,862
6.442%, (SOFR + 3.70%), due 8/11/28(a)	700,000	677,006
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%), due 1/14/32(a)	700,000	562,543
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	890,000	794,586
HSBC Holdings PLC, (United Kingdom)
3.973%, (3-Month LIBOR + 1.61%), due 5/22/30(a)	230,000	212,106
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	857,121
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	183,672
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	93,703
4.582%, due 12/10/25	775,000	756,588
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	580,000	566,428
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	533,887
4.098%, (SOFR + 2.13%), due 6/21/28(a)	420,000	401,069
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	1,085,000	879,556
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	395,000	357,225
NatWest Group PLC, (United Kingdom)
4.892%, (3-Month LIBOR + 1.75%), due 5/18/29(a)	905,000	893,084
5.125%, due 5/28/24	150,000	149,664
Royal Bank of Canada, (Canada)
Series G, 5.042%, (SOFR + 0.71%), due 1/21/27(a)	555,000	542,322
Societe Generale SA, (France)
3.337%, (1 Year US CMT T-Note + 1.60%), due 1/21/33(a)	535,000	445,521
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/71(a)	435,000	386,976
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/71(a)	330,000	283,777
Standard Chartered PLC, (United Kingdom)
4.750%, (5 Year US CMT T-Note + 3.81%), due 7/14/71(a)	70,000	60,000
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	865,000	739,475
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	448,124
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	570,000	510,452
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/71(a)	400,000	327,960
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/71(a)	150,000	134,835
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	496,049
5.457%, due 11/18/27	740,000	771,130
		21,923,849
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	176,308
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	492,364
Banco BTG Pactual SA/Cayman Islands, (Brazil)
2.750%, due 1/11/26	660,000	601,260
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	860,000	732,617
5.099%, due 7/3/25	440,000	438,583
		2,441,132
Electric — 0.3%
Transalta Corp., (Canada)
7.750%, due 11/15/29	830,000	853,492

Food — 0.2%
MARB Bondco PLC, (Brazil)
3.950%, due 1/29/31	560,000	441,045

Multi-National — 0.2%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	186,155
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	184,873
		371,028
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	224,295
4.750%, due 5/9/27	575,000	534,031
		758,326
Savings & Loans — 0.4%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	595,662
4.850%, due 7/27/27	600,000	599,009
		1,194,671
Telecommunications — 0.2%
Altice France SA, (France)
5.125%, due 7/15/29	565,000	443,480

Total Foreign Bonds
(Cost $30,432,569)		29,389,294

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Government Obligations — 0.3%

Chile Government International Bond, (Chile)
2.550%,due 7/27/33	$425,000	$346,120
Colombia Government International Bond, (Colombia)
7.500%,due 2/2/34	375,000	370,577

Total Foreign Government Obligations
(Cost $747,811)		716,697
U.S. Treasury Bonds — 7.3%
U.S. Treasury Bond, 4.000%, due 11/15/42(d)	13,050,000	13,486,359
U.S. Treasury Bond, 4.000%, due 11/15/52	4,860,000	5,197,163
		18,683,522
Total U.S. Treasury Bonds
(Cost $17,979,997)		18,683,522
U.S. Treasury Notes — 14.4%
U.S. Treasury Note, 3.500%, due 1/31/30	22,870,000	22,787,811
U.S. Treasury Note, 4.125%, due 11/15/32	13,435,000	14,134,040
		36,921,851
Total U.S. Treasury Notes
(Cost $36,429,297)		36,921,851

United States Government Agency Mortgage-Backed Securities — 14.0%

Mortgage Securities — 14.0%
Fannie Mae Pool
Series 2021-BT0472 2.000% due 7/1/51	89,515	75,495
Series 2021-FM7685 3.000% due 6/1/51	115,476	105,257
Series 2022-FS1429 3.500% due 4/1/52	786,240	737,673
Series 2022-FS2058 4.000% due 6/1/52	725,681	701,251
Series 2022-MA4626 4.000% due 6/1/52	1,804,306	1,743,006
Series 2022-MA4644 4.000% due 5/1/52	924,125	892,825
Series 2022-MA4655 4.000% due 7/1/52	1,204,756	1,163,824
Series 2022-MA4709 5.000% due 7/1/52	326,940	328,246
Series 2022-MA4806 5.000% due 11/1/52	5,283,497	5,303,602
Fannie Mae REMICS
Series 2016-57 SN, 1.544% (1-Month LIBOR + 6.05%), due 6/25/46(a)(b)	586,595	66,786
Series 2019-32 SB, 1.544% (1-Month LIBOR + 6.05%), due 6/25/49(a)(b)	1,268,397	141,293
Series 2020-47 BD, 1.500% due 7/25/50	177,039	139,795
Series 2020-49 PB, 1.750% due 7/25/50	155,803	125,903
Series 2020-70 SD, 1.744% (1-Month LIBOR + 6.25%), due 10/25/50(a)(b)	937,587	122,861
Series 2021-10 LI, 2.500% due 3/25/51(b)	302,668	45,207
Series 2021-12 JI, 2.500% due 3/25/51(b)	448,580	67,151
Series 2021-3 TI, 2.500% due 2/25/51(b)	2,258,042	364,020
Series 2021-34 IS, (1-Month LIBOR + 3.00%), due 11/25/42(a)(b)	2,459,794	111,095
Series 2021-34 MI, 2.500% due 3/25/51(b)	1,000,350	125,767
Series 2021-40 SI, 1.444% (1-Month LIBOR + 5.95%), due 9/25/47(a)(b)	828,014	88,791
Series 2021-54 HI, 2.500% due 6/25/51(b)	214,958	26,768
Series 2021-8 ID, 3.500% due 3/25/51(b)	797,090	157,519
Series 2021-95 KI, 2.500% due 4/25/51(b)	2,609,520	369,734
Series 2022-10 SA, 1.440% (SOFR30A + 5.75%), due 2/25/52(a)(b)	657,623	87,611
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(a)(b)	377,757	1,589
Freddie Mac Pool
3.500% due 7/1/52	397,529	372,860
4.000% due 9/1/52	475,815	461,856
4.500% due 11/1/52	3,914,405	3,866,210
Series 2019-SD8030 3.000% due 12/1/49	225,045	207,111
Series 2022-SD8215 4.000% due 5/1/52	959,990	927,089
Freddie Mac REMICS
Series 2020-4988 BA, 1.500% due 6/25/50	200,592	158,373
Series 2020-4994 TS, 1.594% (1-Month LIBOR + 6.10%), due 7/25/50(a)(b)	923,496	111,758
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(b)	881,875	32,957
Series 2020-5031 IQ, 2.500% due 10/25/50(b)	554,128	78,947
Series 2020-5036 IO, 3.500% due 11/25/50(b)	660,069	133,013
Series 2020-5038 IB, 2.500% due 10/25/50(b)	546,986	84,253
Series 2020-5038 KA, 1.500% due 11/25/50	365,310	285,116
Series 2020-5040 IO, 3.500% due 11/25/50(b)	889,439	145,364
Series 2021-5070 PI, 3.000% due 8/25/50(b)	940,852	149,086
Series 2021-5149 LI, 2.500% due 10/25/51(b)	1,820,549	239,381
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(a)(b)	680,604	3,473
Series 2022-5191 IO, 3.500% due 9/25/50(b)	1,025,428	169,193
Series 2022-5200 FA, 4.000% (SOFR30A + 0.50%), due 2/25/52(a)	724,330	671,071
Series 2022-5200 SA, (SOFR30A + 3.50%), due 2/25/52(a)(b)	743,023	25,069
Series 2022-5274 IO, 2.500% due 1/25/51(b)	1,858,552	293,392
Freddie Mac Strips
Series 2013-311 due 8/15/43(f)(g)	181,757	139,895
Series 2013-311 S1, 1.491% (1-Month LIBOR + 5.95%), due 8/15/43(a)(b)	642,325	69,218
Series 2017-358 IO, 3.500% due 10/15/47(b)	331,288	53,059
Series 2022-389 C35, 2.000% due 6/15/52(b)	1,379,906	177,263
FREMF 2016-K58 Mortgage Trust
Series 2016-K58 B, 3.738% due 9/25/49(a),(c)	270,000	255,710
FREMF 2017-K056 Mortgage Trust
Series 2017-K65 C, 4.077% due 7/25/50(a),(c)	580,000	546,331
FREMF 2018-K733 Mortgage Trust
Series 2018-K73 B, 3.854% due 2/25/51(a),(c)	100,000	94,098
FREMF 2018-K77 Mortgage Trust
Series 2018-K77 C, 4.161% due 5/25/51(a),(c)	245,000	229,585
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 B, 4.129% due 6/25/51(a),(c)	20,000	19,019

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2018-K78 C, 4.129% due 6/25/51(a),(c)	$182,000	$170,144
FREMF 2018-K79 Mortgage Trust
Series 2018-K79 B, 4.211% due 7/25/51(a),(c)	20,000	19,093
FREMF 2018-K80 Mortgage Trust
Series 2018-K80 C, 4.231% due 8/25/50(a),(c)	323,000	303,234
FREMF 2018-K86 Mortgage Trust
Series 2018-K86 C, 4.294% due 11/25/51(a),(c)	625,000	587,069
FREMF 2019-K102 Mortgage Trust
Series 2019-K102 C, 3.531% due 12/25/51(a),(c)	685,000	604,153
FREMF 2019-K103 Mortgage Trust
Series 2019-K103 B, 3.455% due 12/25/51(a),(c)	255,000	228,894
FREMF 2019-K90 Mortgage Trust
Series 2019-K90 C, 4.316% due 2/25/52(a),(c)	420,000	390,549
FREMF 2019-K94 Mortgage Trust
Series 2019-K94 B, 3.966% due 7/25/52(a),(c)	395,000	368,198
Series 2019-K94 C, 3.966% due 7/25/52(a),(c)	470,000	427,144
FREMF 2019-K95 Mortgage Trust
Series 2019-K95 C, 3.921% due 8/25/52(a),(c)	535,000	485,483
FREMF 2019-K98 Mortgage Trust
Series 2019-K98 C, 3.738% due 10/25/52(a),(c)	85,000	76,112
FREMF 2020-K104 Mortgage Trust
Series 2020-K104 C, 3.541% due 2/25/52(a),(c)	315,000	277,006
Government National Mortgage Association
Series 2019-136 YS, (1-Month LIBOR + 2.83%), due 11/20/49(a)(b)	322,825	5,530
Series 2020-1 YS, (1-Month LIBOR + 2.83%), due 1/20/50(a)(b)	1,462,238	20,635
Series 2020-129 AG, 1.000% due 9/20/50	194,842	151,658
Series 2020-129 SB, (1-Month LIBOR + 3.20%), due 9/20/50(a)(b)	2,110,008	35,323
Series 2020-146 SA, 1.814% (1-Month LIBOR + 6.30%), due 10/20/50(a)(b)	1,043,807	134,803
Series 2020-160 IY, 2.500% due 10/20/50(b)	1,908,704	245,724
Series 2020-176 AI, 2.000% due 11/20/50(b)	664,582	68,478
Series 2020-189 SU, 1.814% (1-Month LIBOR + 6.30%), due 12/20/50(a)(b)	694,219	91,803
Series 2021-1 PI, 2.500% due 12/20/50(b)	850,769	109,746
Series 2021-116 JI, 2.500% due 7/20/51(b)	1,212,192	186,172
Series 2021-125 AF, 3.500% (SOFR30A + 0.25%), due 7/20/51(a)	553,535	500,373
Series 2021-146 IN, 3.500% due 8/20/51(b)	1,278,061	200,462
Series 2021-149 CI, 2.500% due 8/20/51(b)	917,039	127,851
Series 2021-156 CI, 2.500% due 9/20/51(b)	1,038,918	100,273
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(b)	1,058,406	47,834
Series 2021-179 SA, 1.814% (1-Month LIBOR + 6.30%), due 11/20/50(a)(b)	1,435,938	193,068
Series 2021-188 IO, 2.500% due 10/20/51(b)	1,636,535	261,850
Series 2021-214 SA, (SOFR30A + 1.70%), due 12/20/51(a)(b)	16,441,998	65,475
Series 2021-30 DI, 2.500% due 2/20/51(b)	1,429,746	190,720
Series 2021-30 WI, 2.500% due 2/20/51(b)	1,472,587	198,214
Series 2021-41 FS, 2.000% (SOFR30A + 0.20%), due 10/20/50(a)(b)	1,219,776	123,794
Series 2021-42 BI, 2.500% due 3/20/51(b)	668,217	70,243
Series 2021-46 QS, 1.814% (1-Month LIBOR + 6.30%), due 3/20/51(a)(b)	634,519	82,843
Series 2021-57 SD, 1.814% (1-Month LIBOR + 6.30%), due 3/20/51(a)(b)	1,470,675	187,691
Series 2021-83 FM, 2.500% (SOFR30A + 0.51%), due 5/20/51(a)	1,731,116	1,461,614
Series 2021-96 FG, 3.500% (SOFR30A + 0.30%), due 6/20/51(a)	579,452	521,898
Series 2021-97 FA, 3.000% (SOFR30A + 0.40%), due 6/20/51(a)	360,328	313,539
Series 2021-97 IN, 2.500% due 8/20/49(b)	1,447,154	148,154
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(b)	5,200,386	67,664
Series 2021-98 IN, 3.000% due 6/20/51(b)	638,660	112,490
Series 2022-1 IA, 2.500% due 6/20/50(b)	207,592	27,798
Series 2022-189 AT, 3.000% due 7/20/51	816,975	747,570
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(a)(b)	1,796,495	17,365
Series 2022-206 CN, 3.000% due 2/20/52	700,130	636,369
Series 2022-206 WN, 4.000% due 10/20/49	943,178	925,879
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(b)	8,963,206	94,007
Series 2022-29 FN, 4.000% (SOFR30A + 0.50%), due 7/20/51(a)	246,543	227,688
Series 2022-34 HS, 0.274% (SOFR30A + 4.10%), due 2/20/52(a)(b)	2,474,496	89,571
		35,822,067
Total United States Government Agency Mortgage-Backed Securities
(Cost $35,900,622)		35,822,067

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 0.7%

Money Market Fund — 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(h)(i)	715,949	$715,949
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.07%(h)	1,096,468	1,096,468
Total Short-Term Investment (Cost $1,812,417)		1,812,417
Total Investments — 99.9%
(Cost $258,652,636)		256,047,088
Other Assets and Liabilities, Net — 0.1%		318,638
Net Assets — 100.0%		$256,365,726

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,542,222; total market value of collateral held by the Fund was $14,901,884. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $14,185,935.
(e)	Less than 0.05%.
(f)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(g)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(h)	Reflects the 7-day yield at January 31, 2023.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2023 (unaudited)

Open futures contracts outstanding at January 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 Ultra (CBT)	Citigroup Global Markets Inc.	March 2023	164	$19,552,450	$19,877,313	$324,863
U.S. 10 Year Note (CBT)	RBC Capital Markets	March 2023	28	3,203,876	3,206,437	2,561
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2023	18	2,282,355	2,337,750	55,395
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	March 2023	44	5,950,878	6,237,000	286,122
						$668,941

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $867,200 at January 31, 2023.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$–	$22,020,955	$–	$22,020,955
Commercial Asset-Backed Securities	–	20,579,485	–	20,579,485
Commercial Mortgage-Backed Securities	–	18,647,989	–	18,647,989
Corporate Bonds	–	71,452,811	–	71,452,811
Foreign Bonds	–	29,389,294	–	29,389,294
Foreign Government Obligations	–	716,697	–	716,697
U.S. Treasury Bonds	–	18,683,522	–	18,683,522
U.S. Treasury Notes	–	36,921,851	–	36,921,851
United States Government Agency Mortgage-Backed Securities	–	35,822,067	–	35,822,067
Short-Term Investment:
Money Market Fund	1,812,417	–	–	1,812,417
Total Investments in Securities	1,812,417	254,234,671	–	256,047,088
Other Financial Instruments:(k)
Futures Contracts	668,941	–	–	668,941
Total Investments in Securities and Other Financial Instruments	$2,481,358	$254,234,671	$–	$256,716,029

(j)	For a complete listing of investments and their states, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.